Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 1,978	kr 6,858
Contingent liabilities
Guarantee commitments	12,423	9,896
Commitments
Committed undisbursed loans	kr 78,963	kr 81,624